Obligations under Guarantees and Other Off-balance Sheet Instruments [Text Block]	6 Months Ended
Sep. 30, 2018
Text Block [Abstract]
Obligations under Guarantees and Other Off-balance Sheet Instruments [Text Block]

13.    OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE SHEET INSTRUMENTS

Obligations under Guarantees

The MUFG Group provides customers with a variety of guarantees and similar arrangements as described in Note 25 to the consolidated financial statements for the fiscal year ended March 31, 2018. The table below presents the contractual or notional amounts of such guarantees at March 31, 2018 and September 30, 2018:

	March 31, 2018	September 30, 2018
	(in billions)
Standby letters of credit and financial guarantees	¥4,311	¥4,067
Performance guarantees	3,051	3,243
Derivative instruments(1)(2)	40,513	52,204
Liabilities of trust accounts	9,444	9,282
Others	22	25

Total	¥57,341	¥68,821

Notes:	(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.
	(2)	Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.

Performance Risk

The MUFG Group monitors performance risk of its guarantees using the same credit rating system utilized for estimating probabilities of default with its loan portfolio. The MUFG Group’s credit rating system is consistent with both the method of evaluating credit risk under Basel III and those of third-party credit rating agencies. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the “Not rated” category in the following tables.

Presented in the tables below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2018 and September 30, 2018. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts do not represent the anticipated losses, if any, on these guarantees.

At March 31, 2018:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(1)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,311	¥4,211	¥83	¥13	¥4
Performance guarantees	3,051	2,910	113	5	23

Total	¥7,362	¥7,121	¥196	¥18	¥27

At September 30, 2018:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close Watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(1)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,067	¥3,973	¥72	¥18	¥4
Performance guarantees	3,243	3,166	45	8	24

Total	¥7,310	¥7,139	¥117	¥26	¥28

Note:	(1)	See Notes of the tables regarding “the maximum potential amount of future payments classified based upon internal credit ratings “in Note 25 to the consolidated financial statements for the fiscal year ended March 31, 2018.

The guarantees the MUFG Group does not classify based upon internal credit ratings are described in Note 25 to the consolidated financial statements for the fiscal year ended March 31, 2018.

Other Off-balance Sheet Instruments

In addition to obligations under guarantees and similar arrangements set forth above, the MUFG Group issues other off-balance sheet instruments to meet the financial needs of its customers and for other purposes as described in Note 25 to the consolidated financial statements for the fiscal year ended March 31, 2018. The table below presents the contractual amounts with regard to such instruments at March 31, 2018 and September 30, 2018:

	March 31, 2018	September 30, 2018
	(in billions)
Commitments to extend credit	¥80,090	¥79,308
Commercial letters of credit	1,191	1,123
Commitments to make investments	183	236
Other	13	6